Schedule of operating and finance lease expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Amortization of leased asset	$ 3,550	$ 5,219
Total lease expenses	78,850	41,020
General and Administrative Expense [Member]
Lease expenses	73,811	35,024
Lease expenses - short-term
Amortization of leased asset	3,561	4,729
Interest Expense [Member]
Interest on lease liabilities	$ 1,478	$ 1,267